Fair Value of Financial Instruments - Change In Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of contingent consideration	$ (3,342,515)	$ 430,000
Change in fair value	(3,342,515)
Contingent Consideration | Pelican Therapeutics, Inc.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	3,342,515	2,912,515
Change in fair value	(3,342,515)	430,000
Balance at end		$ 3,342,515
Contingent Consideration | Elusys Therapeutics
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition of Elusys	39,853,685
Payment of receivable consideration	(20,784,571)
Payment of inventory consideration	(4,735,000)
Payment of deferred cash consideration	(2,000,000)
Change in fair value	(109,500)
Reclassification to discontinued operations	$ (12,224,614)